COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2019	918,097	23,174
Dividend reinvestment and share purchase plan	15,165	931
Exercise of options	5,138	282
Outstanding at December 31, 2019	938,400	24,387
Exercise of options	1,664	101
Outstanding at December 31, 2020	940,064	24,488
Acquisition of TC PipeLines, LP, net of transaction costs (Note 21)	37,955	2,063
Exercise of options	2,797	165
Outstanding at December 31, 2021	980,816	26,716

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
(millions)	2021	2020	2019

Basic	973	940	929
Diluted	974	940	931

Schedule of Stock Options Activity

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life
	(thousands)		(years)

Options outstanding at January 1, 2021	8,996	$59.55
Options granted	1,679	$56.86
Options exercised	(2,797)	$53.10
Options forfeited/expired	(109)	$59.96
Options Outstanding at December 31, 2021	7,769	$61.29	4.2
Options Exercisable at December 31, 2021	4,410	$60.13	3.2

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2021	2020	2019

Weighted average fair value	$7.39	$7.73	$6.37
Expected life (years)[1]	5.4	5.7	5.7
Interest rate	0.5%	1.5%	1.9%
Volatility[2]	25%	17%	19%
Dividend yield	6.0%	4.2%	5.0%
1Expected life is based on historical exercise activity.
2Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2021	2020	2019
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	28	31	75
Total fair value of options that have vested	110	101	143
Total options vested	1.9 million	2.0 million	2.1 million